Leases - Summary of Supplemental Information Related to Operating Lease (Detail) $ in Thousands	12 Months Ended
Sep. 30, 2020 USD ($)
Disclosure of Supplemental Cash Flow Information Related to Operating Lease [Line Items]
Lease liability payments	$ 88,272
Lease assets obtained in exchange for liabilities	$ 87,820
Weighted average remaining lease term—Operating leases	6 years 9 months 18 days
Weighted average discount rate—Operating leases	3.50%